FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of fair value of financial instruments [Table Text Block]
31-Dec-18

Liabilities:	Level 1	Level 2	Level 3
Canadian dollar common share purchase warrants	-	$1,539	-

31-Dec-17

Liabilities:	Level 1	Level 2	Level 3
Canadian dollar common share purchase warrants	-	$67,305	-

Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31, 2018	December 31, 2017
	Canadian dollar	Canadian dollar
Cash and cash equivalents	831,348	1,913
Accounts payable and accrued liabilities	(289,994)	(243,014)
Employee retention allowance	(234,471)	(261,138)
Total foreign currency financial assets and liabilities	306,883	(502,239)
Foreign exchange rate as at December 31, 2018	0.7330	0.7971
Total foreign currency financial assets and liabilities in US $	224,945	(400,335)
Impact of a 10% strengthening of the US $ on net loss	22,495	(40,033)

Disclosure of credit risk [Table Text Block]
	December 31, 2018	December 31, 2017
Cash and cash equivalents	$650,902	$20,162
Advances receivable	$50,581	$175,501
Due from related parties	-	$4,518
	$701,483	$200,181

Disclosure of detailed information about capital management [Table Text Block]
	December 31, 2018	December 31, 2017
Share capital	$79,376,206	$77,286,874
Reserves	$8,221,178	$8,219,502
Deficit	$(59,315,152)	$(58,650,391)
Common share purchase warrants	$1,539	$67,305
	$28,283,771	$26,923,290